Amplify Small-Mid Cap Equity ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Consumer Discretionary - 8.3%
Bright Horizons Family Solutions, Inc. (a)	140	$15,519
Columbia Sportswear Co.	194	16,282
Installed Building Products, Inc.	50	8,763
NVR, Inc. (a)	4	32,716
Pool Corp.	34	11,592
Visteon Corp. (a)	164	14,550
		99,422

Consumer Staples - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	290	25,912

Energy - 2.6%
Devon Energy Corp.	958	31,355

Financials - 17.7%
American Financial Group, Inc./OH	222	30,398
Jack Henry & Associates, Inc.	100	17,530
Markel Group, Inc. (a)	18	31,072
Pinnacle Financial Partners, Inc.	454	51,934
Stifel Financial Corp.	264	28,005
Stock Yards Bancorp, Inc.	324	23,202
Webster Financial Corp.	542	29,929
		212,070

Health Care - 12.7%
BioLife Solutions, Inc. (a)	542	14,070
Bio-Techne Corp.	356	25,643
CRISPR Therapeutics AG (a)	192	7,557
Exact Sciences Corp. (a)	88	4,945
IDEXX Laboratories, Inc. (a)	30	12,403
Insulet Corp. (a)	26	6,788
Merit Medical Systems, Inc. (a)	194	18,764
Repligen Corp. (a)	170	24,470
Vaxcyte, Inc. (a)	32	2,620
West Pharmaceutical Services, Inc.	108	35,375
		152,635

Industrials - 24.0%
AAON, Inc.	100	11,768
Applied Industrial Technologies, Inc.	122	29,215
BWX Technologies, Inc.	118	13,144
Carlisle Cos., Inc.	72	26,556
Copart, Inc. (a)	240	13,774
Curtiss-Wright Corp.	86	30,519
HEICO Corp.	100	23,774
IDEX Corp.	70	14,650
ITT, Inc.	126	18,003
Kadant, Inc.	58	20,009
Old Dominion Freight Line, Inc.	126	22,226
Trex Co., Inc. (a)	198	13,668
Watsco, Inc.	106	50,233
		287,539

Information Technology - 16.6%
Badger Meter, Inc.	60	12,727
Clearwater Analytics Holdings, Inc. - Class A (a)	462	12,714
CyberArk Software Ltd. (a)	54	17,990
Fair Isaac Corp. (a)	12	23,891
MKS Instruments, Inc.	122	12,736
Monolithic Power Systems, Inc.	46	27,218
PTC, Inc. (a)	168	30,890
Q2 Holdings, Inc. (a)	108	10,870
Trimble, Inc. (a)	204	14,415
Tyler Technologies, Inc. (a)	62	35,752
		199,203

Materials - 10.2%
AptarGroup, Inc.	110	17,281
Avery Dennison Corp.	116	21,707
Eagle Materials, Inc.	152	37,508
Royal Gold, Inc.	80	10,548
RPM International, Inc.	132	16,244
Steel Dynamics, Inc.	164	18,707
		121,995
TOTAL COMMON STOCKS (Cost $1,161,997)		1,130,131

REAL ESTATE INVESTMENT TRUSTS - 5.3%
Real Estate - 5.3%
Alexandria Real Estate Equities, Inc.	190	18,535
EastGroup Properties, Inc.	156	25,035
PotlatchDeltic Corp.	510	20,018
		63,588
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $71,741)		63,588

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 4.42% (b)	6,001	6,001
TOTAL SHORT-TERM INVESTMENTS (Cost $6,001)		6,001

TOTAL INVESTMENTS - 100.1% (Cost $1,239,739)		1,199,720
Liabilities in Excess of Other Assets - (0.1)%		(1,701)
TOTAL NET ASSETS - 100.0%		$1,198,019
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Small-Mid Cap Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,130,131	$–	$–	$1,130,131
Real Estate Investment Trusts	63,588	–	–	63,588
Money Market Funds	6,001	–	–	6,001
Total Investments	$1,199,720	$–	$–	$1,199,720

Refer to the Schedule of Investments for further disaggregation of investment categories.